Loans and financing	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Loans and financing
17. Loans and financing

	December 31
	2019	2018 (Restated)
Loans	2,825,749	2,025,607
Debentures	692,407	730,519

	3,518,156	2,756,126
Current	481,227	158,813

Non-current	3,036,929	2,597,313

Interest-bearing loans, financing and debentures are measured at amortized cost, using the effective interest rate method.
17.1.	Loans

				Loans		Fair value of designated derivatives (*)
				December 31,		December 31,
	Guarantees	Interest	Final maturity	2019	2018 (Restated)	2019	2018 (Restated)
Denominated in foreign currency - US$
Aircraft and engine acquisition	Chattel mortgage	LIBOR plus “spread” between 2.55% and 3.6% p.a. and fixed interest between 5.37% and 6.07%/ US Treasury + 3,25% p.a.	03/2029	896,232	100,042	(10,971)	—

Working capital (*) (a)	Receivables of Azul and no guarantees	LIBOR plus fixed interest of 0.88% p.a. and fixed of 5.90%p.a	10/2024	1,727,882	1,656,947	(303,507)	(266,404)

Denominated in local currency - R$
Aircraft and engine acquisition (FINAME) (**)	Investments and chattel mortgage of aircraft	Fixed between 6.00% to 6.50% p.a. and SELIC plus 5.46% p.a.	05/2025	164,280	192,861	(3,309)	—

Working capital	Bail letter	5.0% fixed p.a and 125% to 126% of CDI	07/2021	37,355	73,376	—	—

Finance lease	Chattel mortgage	CDI plus fixed spread between 3.97% p.a. and 4.91% p.a.	11/2019	—	2,381	—	—

Total in R$				2,825,749	2,025,607	(317,787)	(266,404)

Current position				233,487	119,676	—	—

Non-current position				2,592,262	1,905,931	(317,787)	(266,404)

(*)	Ilustrates the effect of hedges designated for hedge accounting, which are detailed in Note 2 4 . The debt position considering the effects of the hedge can be seen on Note 5.
(**)	FINAME are a special credit line from BNDES (the Brazilian development bank).

a)	Senior notes
The Company issued US$400 million in unsecured senior notes in October 2017 at 5.875% per year and maturity on October 26, 2024. Interest on the notes will be payable semi-annually in arrears on April 26 and October 26 of each year, beginning on April 26, 2018.
On December 14, 2017, the total amount referring to the Senior Notes was exchanged from Dollars to Reais by means of swap derivative contracts and exchange options to protect interest expenses, and through exchange options to protect the principal amount.

As a result of the implementation of this hedge structure, on April 1, 2018, the Senior Notes are protected against foreign currency fluctuations, up to an exchange rate of R$4.7500 for US$1.00, and above this level will be exposed only to the difference between the effective exchange rate and R$ 4.7500. In addition, the Company will benefit from any upside from the devaluation of the Brazilian real in case the exchange rate is bellow R$3.2865 for US$1.00. The options were financed, yielding a total hedg ed
 cost
of
debt
o
f
99.3% of CDI.
The result of the hedge recognized in the “Derivative financial instruments” asset and liability line itens and the consolidated debt position including the effect of the hedge is detailed in note 5.
The details of this transaction is following:

Options Structure	Coupon Payments		Principal Payment
Period	Apr/2018 to Apr/2019	Oct/2019 to Oct/2024	Oct/2024
Notional	US$12 million	US$12 million	US$400 million
Put option bought	—	3.2865	N/A
Call option bought	N/A	N/A	3.2865
Call option sold	—	4.7500	4.7500

	Senior notes	Swap
Currency	US$	R$
Amount	US$400 million	R$1,314,600
Interest	Fixed	Floating
Interest rate	5.875%	99.3% of CDI

b)	Long term loans mature as follows:

	December 31,
	2019	2018 (Restated)
2020	—	191,437
2021	202,798	59,875
2022	270,899	49,560
2023	258,422	37,016
After 2023	1,860,143	1,568,043

	2,592,262	1,905,931

c)	The following assets serve as guarantees to secure the financing agreements

	December 31,
	2019	2018 (Restated)
E quipment and right of use assets (carrying value) used as collateral (Note 14)	7,285,497	5,144,219

d)
The undrawn borrowing facilities available in the future for setting capital commitments amounted R$198,714 as of December 31, 2019. Facilities are available exclusively for the funding of Embraer E195 jets engine maintenance costs.

17.2.	Debentures

	Guarantees	Interest	Final maturity	December 31,
				2019	2018
Eight issue	Credit cards receivable	CDI + 1.50% p.a.	01/2019	—	40,758
Nine issue	Credit cards receivable	122% of CDI	12/2021	495,548	493,990
Tenth issue	Credit cards receivable	117% of CDI	12/2023	196,859	195,771

Total				692,407	730,519

Current position				247,740	39,137

Non-current position				444,667	691,382

Long term debentures mature as follows:

	December 31,
	2019	2018
2020	—	296,338
2021	336,580	296,777
2022	89,044	49,131
2023	19,043	49,136

	444,667	691,382

17.3	Covenants
As of December 31, 2019 the Company had an outstanding balance of R$1,366,842 in “loans and financing” subject to financial covenants related to leverage and debt coverage ratios.

Covenants relate to	Ratios measured	Ratios measured
9 th issuance of debentures	(i) adjusted debt coverage ratio (ICSD) equal or higher to 1.2; and (ii) leverage ratio equal or lower than 6.5.	Annually
10 th issuance of debentures
Aircraft financing	(i) adjusted debt coverage ratio (ICSD) equal or higher to 1.2; and (ii) leverage ratio equal or lower than 5.5.	Quarterly
As of December 31, 2019 the Company was in compliance with all the covenants related to financial transactions.